Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of the the results of operations and the financial position of the Company's operating segments
	Longyun	Dacheng Liantong	Other	Total

Revenue	-	225,749	-	225,749

Operating expenses	3,026,631	389,672	744,413	4,160,716

Other income (expenses)	343,839	15,403	(1,636,269)	(1,277,027)

Loss before tax	(2,682,792)	(148,520)	(2,380,682)	(5,211,994)

Taxes	-	-	-	-

Net loss	(2,682,792)	(148,520)	(2,380,682)	(5,211,994)
	Longyun	Dacheng Liantong	Other	Total

Current assets	8,248,675	1,973,297	5,355,897	15,577,869
Non-current assets	15,989	1,283	37,665	54,937
Total assets	8,264,664	1,974,580	5,393,562	15,632,806

Current liabilities	4,549,369	2,289,621	231,615	7,070,605
Non-current liabilities	9,913	-	-	9,913
Total liabilities	4,559,282	2,289,621	231,615	7,080,518

Net assets/(liabilities)	3,705,382	(315,041)	5,161,947	8,552,288
	Longyun	Taikexi	Other	Total

Revenue	-	-	11,252	11,252

Operating expenses	1,425,443	106,146	598,693	2,130,282

Other income (expenses)	582,173	(310)	80,656	662,519

Loss before tax	(843,270)	(106,456)	(506,785)	(1,456,511)

Taxes	26,917	-	496	27,413

Net loss	(870,187)	(106,456)	(507,281)	(1,483,924)

Loss attributable to Dragon Victory	(870,187)	(63,876)	(482,654)	(1,416,717)
	Longyun	Taikexi	Other	Total

Current assets	6,288,120	279	3,456,613	9,745,012
Non-current assets	101,705	68,052	49,592	219,349
Total assets	6,389,825	68,331	3,506,205	9,964,361

Current liabilities	225,129	10,765	2,355,447	2,591,341
Non-current liabilities	-	-	-	-
Total liabilities	225,129	10,765	2,355,447	2,591,341

Net assets	6,164,696	57,566	1,150,758	7,373,020